Fees Summary	Jan. 22, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Amount | shares	1,306,180,000
Final Prospectus	true